SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of effects of stock-based compensation in the statements of operations
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
Cost of Revenues:
Product	4,408	4,113	3,193
Service	3,099	2,900	1,753
Research and Development	11,129	11,179	7,736
Sales and Marketing	5,280	4,864	3,437
General and Administrative	2,375	2,153	2,167
Total	26,291	25,209	18,286

Schedule of status of the company's share option plans
	2025
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	38,550	35.45
Exercised	(22,563)	29.76
Cancelled	(3,108)	35.36
Outstanding - year end	12,879	45.44

Options exercisable at year end	12,879	45.44

Schedule of information about share options outstanding
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

20.00-35.00	5,824	0.43	26.30	5,824	26.30
35.01-50.00	4,164	1.42	44.08	4,164	44.08
50.01-70.00	971	1.59	53.61	971	53.61
70.01-102.35	1,920	1.48	102.35	1,920	102.35
	12,879		45.44	12,879	45.44

Schedule of unvested restricted share units
	2025
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	496,536	127.39
Granted	113,789	296.25
Vested	(192,844)	116.20
Canceled	(21,219)	142.70
Unvested at year end	396,262	180.50